Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Deferred tax assets:
Deferred compensation	$ 157,813	$ 145,410
Operating lease liability	17,218	18,015
Loss carryforwards	19,828	25,565
Reserves and accruals	21,606	20,833
Allowance for doubtful accounts	6,004	6,786
Deferred revenue	3,066	6,112
Gross deferred tax assets	225,535	222,721
Deferred tax liabilities:
Operating lease, right-of-use, assets	(14,783)	(14,531)
Intangibles and goodwill	(25,957)	(24,753)
Property and equipment	(35,558)	(10,306)
Prepaid expenses	(17,508)	(15,997)
Unrealized gain on marketable securities	(10,093)	(6,502)
Other	(4,043)	(2,584)
Gross deferred tax liabilities	(107,942)	(74,673)
Valuation allowances	(10,109)	(9,469)
Net deferred tax asset	$ 107,484	$ 138,579